Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets
Other Non-Current Assets

Note 6. Other Non-Current Assets

	As of
	December 31,
(in thousands of euros)	2020	2021	2022
Advances to suppliers – non-current	—	689	895
Long‑term deposit accounts	1,698	1,745	700
Accrued income	—	—	65
Security deposits	8	8	8
Other non‑current assets	1,706	2,442	1,668

Advances to suppliers – non-current

At December 31, 2022, non-current advances to suppliers amounted to 0.9 million, corresponding to the advance paid under the CRO contract with PRA (see Note 21 - Commitments)

At December 31, 2021, non-current advances to suppliers amounted to €0.7 million, corresponding to the advance paid under the CRO contract with PRA (see Note 21 - Commitments).

Long-term deposits accounts

In the fiscal year 2022, term accounts whose maturity are shorter than one year from December 31, 2022 have been reclassified as current assets (see Note 8.2 – Other current assets and receivables), resulting in a decrease in the “Financial accounts” item. term deposit” of 1.0 million euros. At December 31, 2022, long-term deposit accounts are mainly composed of one account maturing at January 30, 2024 There are no liens attached to the Company’s bank accounts.

At December 31, 2021, two pledges over cash, for a total amount of €1.7 million, were in place:

●	one pledge over cash of €0.7 million was granted by the Company on February 1, 2019, equivalent to 50% of the sum not covered by the indemnity to be received from the Abbott group under the Additional Agreement; and
●	one pledge over cash of €1.0 million was granted by the Company on January 6, 2021. Following the request for a deferral of payment on the payroll tax for fiscal years 2016 and 2017, the Company carried out a guarantee to the tax authorities, in the form of a bank guarantee from Crédit Agricole.

These pledges were granted as part of the surety provided by the Company to the French tax authorities in connection with its tax disputes, in the form of €1.7 million bank guarantees from Crédit Agricole.

During April 2022, two pledges over cash of €1.0 million and €0.7 million were released following the settlement on the payroll tax for fiscal years 2016 and 2017 (see Note 1.2 – Significant events during the first quarter of 2022).